FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Assets:
Beginning Balance	$ 906,799,000	$ 1,832,326,000
Total Realized and Unrealized Gains (losses) Included in Earnings		19,933,000
Total Realized and Unrealized Gains Included in Earnings	6,787,000
Total Realized and Unrealized Losses Included in Earnings	(25,645,000)
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		82,193,000
Total Realized and Unrealized Gains Included in Other Comprehensive Income	34,803,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(54,522,000)
Purchases, Issuances, and Settlements (net)		(862,011,000)
Purchases	47,754,000
Sales	(84,647,000)
Transfers in and/or out of Level 3	37,414,000	(165,642,000)
Other	2,379,000
Ending Balance	871,122,000	906,799,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	(13,299,000)	8,845,000
Liabilities:
Beginning Balance	333,793,000	255,731,000
Total Realized and Unrealized Gains (losses) Included in Earnings		(86,737,000)
Total Realized and Unrealized Losses Included in Earnings	255,607,000
Purchases, Issuances, and Settlements (net)		8,675,000
Sales	(2,673,000)
Issuances	654,000
Settlements	13,306,000
Ending Balance	574,075,000	333,793,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	(249,757,000)	(84,691,000)
Transfers
Securities transferred into Level 3	66,100,000
Securities transferred out of Level 3	28,700,000
Securities transferred out of Level 1 to Level 2	17,200,000
Total investments
Assets:
Beginning Balance	906,799,000	1,832,326,000
Total Realized and Unrealized Gains (losses) Included in Earnings		19,933,000
Total Realized and Unrealized Gains Included in Earnings	6,787,000
Total Realized and Unrealized Losses Included in Earnings	(25,645,000)
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		82,193,000
Total Realized and Unrealized Gains Included in Other Comprehensive Income	34,803,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(54,522,000)
Purchases, Issuances, and Settlements (net)		(862,011,000)
Purchases	47,754,000
Sales	(84,647,000)
Transfers in and/or out of Level 3	37,414,000	(165,642,000)
Other	2,379,000
Ending Balance	871,122,000	906,799,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	(13,299,000)	8,845,000
Fixed maturities
Assets:
Beginning Balance	804,636,000	1,745,093,000
Total Realized and Unrealized Gains (losses) Included in Earnings		7,909,000
Total Realized and Unrealized Gains Included in Earnings	6,738,000
Total Realized and Unrealized Losses Included in Earnings	(13,283,000)
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		82,459,000
Total Realized and Unrealized Gains Included in Other Comprehensive Income	34,248,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(53,472,000)
Purchases, Issuances, and Settlements (net)		(861,215,000)
Purchases	43,792,000
Sales	(84,598,000)
Transfers in and/or out of Level 3	37,393,000	(169,610,000)
Other	2,379,000
Ending Balance	777,833,000	804,636,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	(937,000)	305,000
Fixed maturities | Available-for-sale securities
Assets:
Beginning Balance	741,269,000	1,640,004,000
Total Realized and Unrealized Gains (losses) Included in Earnings		6,048,000
Total Realized and Unrealized Gains Included in Earnings	4,527,000
Total Realized and Unrealized Losses Included in Earnings	(8,665,000)
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		82,459,000
Total Realized and Unrealized Gains Included in Other Comprehensive Income	34,248,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(53,472,000)
Purchases, Issuances, and Settlements (net)		(895,862,000)
Purchases	40,000,000
Sales	(3,667,000)
Transfers in and/or out of Level 3	(4,648,000)	(91,380,000)
Other	(102,000)
Ending Balance	749,490,000	741,269,000
Fixed maturities | Trading Securities
Assets:
Beginning Balance	63,367,000	105,089,000
Total Realized and Unrealized Gains (losses) Included in Earnings		1,861,000
Total Realized and Unrealized Gains Included in Earnings	2,211,000
Total Realized and Unrealized Losses Included in Earnings	(4,618,000)
Purchases, Issuances, and Settlements (net)		34,647,000
Purchases	3,792,000
Sales	(80,931,000)
Transfers in and/or out of Level 3	42,041,000	(78,230,000)
Other	2,481,000
Ending Balance	28,343,000	63,367,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	(937,000)	305,000
Residential mortgage-backed securities | Available-for-sale securities
Assets:
Beginning Balance	20,000	23,000
Total Realized and Unrealized Gains (losses) Included in Earnings		(31,000)
Total Realized and Unrealized Losses Included in Earnings	(4,000)
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		(4,000)
Total Realized and Unrealized Gains Included in Other Comprehensive Income	12,000
Purchases, Issuances, and Settlements (net)		32,000
Sales	(12,000)
Transfers in and/or out of Level 3	(9,000)
Ending Balance	7,000	20,000
Residential mortgage-backed securities | Trading Securities
Assets:
Beginning Balance		7,244,000
Total Realized and Unrealized Gains (losses) Included in Earnings		(1,000)
Purchases, Issuances, and Settlements (net)		(3,855,000)
Transfers in and/or out of Level 3		(3,388,000)
Commercial mortgage-backed securities | Available-for-sale securities
Assets:
Beginning Balance	19,901,000	844,535,000
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		40,064,000
Total Realized and Unrealized Gains Included in Other Comprehensive Income	147,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(719,000)
Purchases, Issuances, and Settlements (net)		(843,065,000)
Sales	(103,000)
Transfers in and/or out of Level 3	(19,224,000)	(21,633,000)
Other	(2,000)
Ending Balance		19,901,000
Other asset-backed securities | Available-for-sale securities
Assets:
Beginning Balance	641,129,000	693,930,000
Total Realized and Unrealized Gains (losses) Included in Earnings		6,079,000
Total Realized and Unrealized Gains Included in Earnings	4,527,000
Total Realized and Unrealized Losses Included in Earnings	(8,661,000)
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		40,125,000
Total Realized and Unrealized Gains Included in Other Comprehensive Income	28,873,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(50,941,000)
Purchases, Issuances, and Settlements (net)		(89,667,000)
Transfers in and/or out of Level 3		(9,338,000)
Other	(114,000)
Ending Balance	614,813,000	641,129,000
Other asset-backed securities | Trading Securities
Assets:
Beginning Balance	59,925,000	47,509,000
Total Realized and Unrealized Gains (losses) Included in Earnings		655,000
Total Realized and Unrealized Gains Included in Earnings	1,213,000
Total Realized and Unrealized Losses Included in Earnings	(2,689,000)
Purchases, Issuances, and Settlements (net)		11,761,000
Purchases	3,792,000
Sales	(40,292,000)
Transfers in and/or out of Level 3	4,002,000
Other	2,392,000
Ending Balance	28,343,000	59,925,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	(937,000)	168,000
U.S. government-related securities. | Available-for-sale securities
Assets:
Beginning Balance	15,109,000	15,102,000
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		(6,000)
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(122,000)
Purchases, Issuances, and Settlements (net)		13,000
Other	13,000
Ending Balance	15,000,000	15,109,000
U.S. government-related securities. | Trading Securities
Assets:
Beginning Balance	3,442,000	3,310,000
Total Realized and Unrealized Gains (losses) Included in Earnings		138,000
Total Realized and Unrealized Gains Included in Earnings	387,000
Total Realized and Unrealized Losses Included in Earnings	(476,000)
Purchases, Issuances, and Settlements (net)		(6,000)
Sales	(3,347,000)
Other	(6,000)
Ending Balance		3,442,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date		137,000
States, municipals, and political subdivisions | Available-for-sale securities
Assets:
Beginning Balance	78,000	86,000
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		(1,000)
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(1,000)
Purchases, Issuances, and Settlements (net)		(7,000)
Sales	(9,000)
Other	1,000
Ending Balance	69,000	78,000
States, municipals, and political subdivisions | Trading Securities
Assets:
Beginning Balance		4,994,000
Total Realized and Unrealized Gains (losses) Included in Earnings		77,000
Transfers in and/or out of Level 3		(5,071,000)
Other government-related securities | Trading Securities
Assets:
Beginning Balance		41,965,000
Total Realized and Unrealized Gains (losses) Included in Earnings		1,058,000
Purchases, Issuances, and Settlements (net)		(47,000)
Transfers in and/or out of Level 3		(42,976,000)
Corporate bonds | Available-for-sale securities
Assets:
Beginning Balance	65,032,000	86,328,000
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		2,281,000
Total Realized and Unrealized Gains Included in Other Comprehensive Income	5,216,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(1,689,000)
Purchases, Issuances, and Settlements (net)		36,832,000
Purchases	40,000,000
Sales	(3,543,000)
Transfers in and/or out of Level 3	14,585,000	(60,409,000)
Ending Balance	119,601,000	65,032,000
Corporate bonds | Trading Securities
Assets:
Beginning Balance		67,000
Total Realized and Unrealized Gains (losses) Included in Earnings		(66,000)
Total Realized and Unrealized Gains Included in Earnings	611,000
Total Realized and Unrealized Losses Included in Earnings	(1,453,000)
Purchases, Issuances, and Settlements (net)		26,794,000
Sales	(37,292,000)
Transfers in and/or out of Level 3	38,039,000	(26,795,000)
Other	95,000
Equity securities
Assets:
Beginning Balance	77,098,000	70,708,000
Total Realized and Unrealized Gains (losses) Included in Earnings		3,484,000
Total Realized and Unrealized Gains Included in Earnings	49,000
Total Realized and Unrealized Gains (losses) Included in Other Comprehensive Income		(266,000)
Total Realized and Unrealized Gains Included in Other Comprehensive Income	555,000
Total Realized and Unrealized Losses Included in Other Comprehensive Income	(1,050,000)
Purchases, Issuances, and Settlements (net)		(796,000)
Purchases	3,962,000
Sales	(49,000)
Transfers in and/or out of Level 3	21,000	3,968,000
Ending Balance	80,586,000	77,098,000
Other long-term investments
Assets:
Beginning Balance	25,065,000	16,525,000
Total Realized and Unrealized Gains (losses) Included in Earnings		8,540,000
Total Realized and Unrealized Losses Included in Earnings	(12,362,000)
Ending Balance	12,703,000	25,065,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	(12,362,000)	8,540,000
Annuity account balances
Liabilities:
Beginning Balance	143,264,000	149,893,000
Total Realized and Unrealized Gains (losses) Included in Earnings		(2,046,000)
Total Realized and Unrealized Losses Included in Earnings	5,850,000
Purchases, Issuances, and Settlements (net)		8,675,000
Issuances	654,000
Settlements	13,306,000
Ending Balance	136,462,000	143,264,000
Other liabilities.
Liabilities:
Beginning Balance	190,529,000	105,838,000
Total Realized and Unrealized Gains (losses) Included in Earnings		(84,691,000)
Total Realized and Unrealized Losses Included in Earnings	(249,757,000)
Sales	(2,673,000)
Ending Balance	437,613,000	190,529,000
Total Gains (losses) included in Earnings related to Instruments still held at the Reporting Date	$ (249,757,000)	$ (84,691,000)